Licenses and Collaborative Arrangement - Additional information (Details) - USD ($) $ in Millions								1 Months Ended			12 Months Ended
	Nov. 29, 2018	Sep. 10, 2018	May 30, 2018	Apr. 25, 2018	Dec. 19, 2017	Apr. 30, 2017	Sep. 30, 2016	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Milestone payments											$ 7.0	$ 0.3
Maximum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Future milestone payments to be made upon achievement												1,118.3
Tesaro
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date							2016-09
Upfront payments													$ 15.0
License agreement, expiration period													10 years
Paratek
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date						2017-04
Upfront payments												$ 7.5
License agreement, expiration period												11 years
Milestone payments											5.0
Five Prime
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Milestone payments									$ 2.0
License agreement date					Dec. 19, 2017
Payment of upfront fees										$ 5.0
Entasis
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date				Apr. 25, 2018
Payment of upfront fees											5.0
Crescendo
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date			May 25, 2018
Payment of upfront fees											2.0
Novocure
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date		Sep. 10, 2018
Payment of upfront fees											$ 15.0
MacroGenics
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date	Nov. 29, 2018
Payment of upfront fees								$ 25.0